Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Property Plant and Equipment

	Land and buildings (i) €m	Plant and machinery €m	Assets in course of construction €m	Total €m
At 31 December 2018
Cost/deemed cost	9,335	15,535	629	25,499
Accumulated depreciation (and impairment charges)	(2,363)	(7,339)	(36)	(9,738)
Net carrying amount	6,972	8,196	593	15,761

At 1 January 2018, net carrying amount	6,224	6,319	551	13,094
Reclassified from held for sale (ii)	22	79	3	104
Translation adjustment	139	112	8	259
Reclassifications	71	386	(457)	-
Additions at cost	74	541	506	1,121
Arising on acquisition (note 32)	832	1,759	23	2,614
Disposals at net carrying amount	(158)	(161)	(5)	(324)
Depreciation charge for year (iii)	(232)	(839)	-	(1,071)
Impairment charge for year (iv)	-	-	(36)	(36)
At 31 December 2018, net carrying amount	6,972	8,196	593	15,761

The equivalent disclosure for the prior year is as follows:

At 31 December 2017
Cost/deemed cost	8,472	13,157	551	22,180
Accumulated depreciation (and impairment charges)	(2,248)	(6,838)	-	(9,086)
Net carrying amount	6,224	6,319	551	13,094

At 1 January 2017, net carrying amount	6,157	6,035	498	12,690
Translation adjustment	(483)	(460)	(33)	(976)
Reclassifications	60	348	(408)	-
Additions at cost	87	481	476	1,044
Arising on acquisition (note 32)	703	812	21	1,536
Disposals at net carrying amount	(53)	(37)	-	(90)
Depreciation charge for year (iii)	(225)	(781)	-	(1,006)
Reclassified as held for sale	(22)	(79)	(3)	(104)
At 31 December 2017, net carrying amount	6,224	6,319	551	13,094

At 1 January 2017
Cost/deemed cost	8,438	13,182	498	22,118
Accumulated depreciation (and impairment charges)	(2,281)	(7,147)	-	(9,428)
Net carrying amount	6,157	6,035	498	12,690

(i)	The carrying value of mineral-bearing land included in the land and buildings category above amounted to €3,112 million at the balance sheet date (2017: €2,831 million).

(ii)	Reflects amounts at 1 January 2018 relating to assets held for sale at 31 December 2017 which were subsequently divested in 2018. Refer to note 3 for further details.

(iii)	The depreciation charge for the year includes €nil million (2017: €16 million; 2016: €22 million) relating to discontinued operations.

(iv)	The impairment charge of €36 million (2017: €nil million; 2016: €nil million) relates to the write-down of idle property, plant and equipment in Europe Heavyside to €nil million.

Schedule of Future Purchase Commitments for Property, Plant and Equipment

Future purchase commitments for property, plant and equipment	2018 €m	2017 €m
Contracted for but not provided in the financial statements	449	346
Authorised by the Directors but not contracted for	366	491